INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,			December 31,
(in thousands)	2015	2015	2015	2014
	Original amount	Accumulated amortization and impairment charges	Unamortized balance	Unamortized balance
GIS database	3,876	3,876	-	295
Brand name	1,177	1,177	-	132
Others	5,472	5,446	26	25
	10,525	10,499	26	452